Business Segment Information (Schedule Of Capital Expenditures) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Capital expenditures	$ 13,709,000	$ 13,438,000	$ 9,255,000
Expenditures incurred for capitalized software	14,200,000	8,800,000	5,000,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Capital expenditures	8,900,000	5,300,000	6,200,000
Test [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,500,000	1,900,000	1,500,000
Filtration [Member]
Segment Reporting Information [Line Items]
Capital expenditures	3,300,000	6,200,000	1,600,000
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Capital expenditures